CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Cash from operations	$ 216.3	$ 93.0
Income taxes paid	(16.0)	(13.1)
Payment for rent		(4.1)
Net cash from operating activities	200.3	75.8
Cash flow from investing activities
Purchase of property, plant and equipment	(47.1)	(61.0)
Payment in advance for property, plant and equipment	(9.4)	(4.3)
Purchase of software and licenses	(0.1)	(1.6)
Proceeds from disposal of property, plant and equipment	0.7	0.9
Insurance claims received	0.1
Interest received	9.3	4.0
Deposit of short-term deposits	(1.8)	(30.3)
Repayment of short-term deposits	9.1	202.8
Net cash (used in)/from investing activities	(39.2)	110.5
Cash flows from financing activities
Proceeds received from issuance of borrowings (net of transaction costs)		380.4
Repayment of borrowings	(20.5)	(328.7)
Fees on borrowings and derivative instruments	(4.5)	(3.3)
Interest paid	(55.6)	(81.3)
Payment for the principal portion of lease liabilities	(11.4)	(17.1)
Interest paid for lease liabilities	(13.1)	(13.2)
Interest paid on derivative instruments	(3.0)
Net loss settled on derivative instruments		(20.1)
Net cash used in financing activities	(108.1)	(83.3)
Net increase in cash and cash equivalents	53.0	103.0
Cash and cash equivalents at beginning of period	578.0	293.8
Exchange differences	(2.0)	(63.6)
Cash and cash equivalents at end of period	$ 629.0	$ 333.2